LETTER TO THE SHAREHOLDERS OF THE JPM INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND

June 5, 1997

Dear Shareholder:

The JPM Institutional Global Strategic Income Fund seeks to exceed the total returns that can be provided by more traditional U.S. fixed income portfolios by investing in the world's extended fixed income markets. The Fund commenced operations on March 17, 1997.

In an investment environment made challenging by the varying economic cycles among Europe, Japan, and the U.S., the Fund returned 1.71% for the period March 31, 1997 through April 30, 1997, versus a 1.50% return of the Lehman Brothers Aggregate Bond Index (the Fund's benchmark) for the same period. Although this performance measures a short period of time, we are pleased to report the Fund got off to a strong start by also outperforming its competitors, as measured by the Lipper Global Income Funds Average, which returned 0.20% for the one-month period ending April 30, 1997.

The Fund's net asset value decreased from $10.00 per share, as of March 17, 1997 to $9.99 by April 30, 1997. The Fund's net assets were $57.9 million and the net assets of The Global Strategic Income Portfolio, in which the Fund invests, totaled approximately $58.2 million on April 30, 1997.

In addition to the performance and Fund highlights within this report, we have also provided a portfolio manager Q&A with Mark E. Smith, a member of our portfolio management team. This interview is designed to address commonly asked questions regarding the Portfolio and the markets in which it invests. Mark also discusses major decisions affecting the Fund during the past month, as well as our outlook and strategy for the months ahead.

As always, we welcome your comments and questions or any suggestions as to how we can improve your financial reports. As such, we encourage you to call J.P. Morgan Funds Services toll free at (800) 766-7722.

Sincerely yours,

/s/ Evelyn E. Guernsey

Evelyn E. Guernsey

J.P. Morgan Funds Services

TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS.......1          FUND FACTS AND HIGHLIGHTS........7

FUND PERFORMANCE.................2          FINANCIAL STATEMENTS.............9

PORTFOLIO MANAGER Q&A............3

Fund performance

EXAMINING PERFORMANCE

One way to look at performance is to review a fund's average annual total return. This figure takes a fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                           TOTAL RETURNS          TOTAL RETURNS
                                      ------------------     ------------------
                                      ONE                    SINCE
AS OF APRIL 30, 1997                  MONTH                  INCEPTION*
--------------------------------------------------------     ------------------
The JPM Institutional Global
  Strategic Income Fund               1.71%                  1.71%
Lehman Brothers Aggregate Bond Index  1.50%                  1.50%
Lipper Global Income Funds Average    0.20%                  0.20%

*03/17/97 -- COMMENCEMENT OF OPERATIONS. THE FUND'S AVERAGE ANNUAL TOTAL RETURN SINCE ITS COMMENCEMENT OF OPERATIONS ON 03/17/97 IS 0.61%.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES AND ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS MAY NOT DIRECTLY INVEST. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA. NO REPRESENTATION IS MADE THAT INFORMATION GATHERED FROM THIS SOURCE IS ACCURATE OR COMPLETE. THE FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE GLOBAL STRATEGIC INCOME PORTFOLIO, A SEPARATELY REGISTERED INVESTMENT COMPANY WHICH IS NOT AVAILABLE TO THE PUBLIC, BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND.

Portfolio manager Q&A

          Following is an interview with MARK E. SMITH, VICE PRESIDENT who is a member of the portfolio management team for The Global Strategic Income Portfolio, in which the Fund invests. Mark joined J.P. Morgan's investment management group after ten years at Allied
[PHOTO] Signal, Inc., where he was an internal fixed income portfolio manager. For five years, he had similar responsibilities at Armco Inc. Mark is a graduate of Ohio Northern University and earned his MBA at the University of Cincinnati. This interview was conducted on May 22, 1997 and reflects Mark's views on that date.

BEFORE GOING INTO THE SPECIFICS OF HOW THE PORTFOLIO AND THE MARKETS BEHAVED OVER THE PAST FEW MONTHS, COULD YOU BRIEFLY EXPLAIN THE THREE-STEP INVESTMENT PROCESS EMPLOYED FOR THE PORTFOLIO? INVESTING THE PORTFOLIO INCLUDES 1) A STRATEGIC ALLOCATION DECISION, 2) A TACTICAL ALLOCATION DECISION AND 3) A SECURITY SELECTION DECISION. SINCE THE PORTFOLIO IS SO NEW, IT MIGHT BE HELPFUL FOR YOU TO EXPLAIN THIS PROCESS.

MES: As you said, we seek to generate excess return from three types of decisions. The first decision, the STRATEGIC decision, is based on creating a strategic portfolio designed to provide excess return relative to a broad fixed income investment strategy. In other words, relative to a broad market index, such as the Lehman Brothers Aggregate Bond Index, we will build a portfolio that is structured in sectors of the market that strategically provide a yield advantage and therefore provide an opportunity to incrementally add return. For example, the Portfolio invests in five sectors of the fixed income market which each have a current yield advantage relative to the broad market. We describe these sectors as "extended markets," as they are different from the traditional sectors in which a broad fixed income strategy normally invests. Specifically, we invest the Portfolio in 1) international sovereign debt, 2) emerging markets debt (EMD), 3) below-investment-grade (high-yield) debt, as well as in two sectors which could be described as traditional sectors, 4) corporates and 5) mortgages. Within both the corporate and mortgage sectors, however, investments are made in a nonstandard fashion, meaning we will use more aggressive positions or encompass more breadth to the types of corporate issues we will include.

     While we look to strategic allocation to provide a certain yield advantage, we also TACTICALLY allocate among those five sectors. This adds a second level of investment opportunity. Historically, value has shifted among market sectors over time, so if we are effective at making allocation shifts among the five sectors, we expect to be able to capture additional return opportunities. For example, when the high-yield market comes under severe pressure, we can overweight that sector, and in that way may capture additional return.

     Thirdly, within each one of the extended market sectors, Morgan has established teams of specialists and security analysts who focus on the SECURITY level decisions. We work very hard to find exactly the right companies in the extended markets we identify as providing strategic and tactical opportunity. This provides the third level of potential return opportunity. Whether it be a Brazilian paper company or a BBB-rated corporate issue in the U.S. market, we selectively choose those securities we consider the most attractive.

OF THE FIVE SEPARATE EXTENDED-MARKET SECTORS IN WHICH THE PORTFOLIO INVESTS GLOBALLY, HOW IS IT THAT YOU ARE ABLE TO FOLLOW CLOSELY AND KEEP CURRENT ON ALL THE NEWS AND DATA INVOLVING EACH?

MES: We are provided the great luxury of having access to a full array of specialist portfolio managers, credit analysts and security analysts within Morgan's investment management group. Consequently, I can turn to those individuals who focus on the specifics of each individual sector.

     For example, Eduardo Cortez is one of Morgan's portfolio managers specializing in managing EMD portfolios. Eduardo is our primary information source regarding specific opportunities in EMD. Whether it be a revaluation of the Brazilian market or a specific corporate credit that is being issued into the U.S. market, Eduardo has access to that kind of specific information. Additionally, Eduardo has the ability to access not only Morgan's internal research capability (i.e., within the investment management group), but he also can access the broader array of J.P. Morgan's global analysts.

     We do not have to depend upon third parties for assessing the credit quality or risk of specific sectors or issues. We have specialists focused on each extended market in our strategy. While there is a broad array of markets involved in this strategy, we capitalize on the expertise of several groups already in place.

COULD YOU PROVIDE A REVIEW OF HOW THE MARKETS BEHAVED OVER THE PAST FEW MONTHS, PERHAPS EXPLAINING THE MARKET CONDITIONS IN WHICH THIS FUND WAS FIRST INVESTED ABOUT SIX WEEKS AGO?

MES: The strategy we employ for the Portfolio is the result of a similar strategy we have delivered for at least two years to institutional clients. As a consequence, the Portfolio's strategy is not new for us.

     Specifically, if you think in terms of mid-March, it was an optimal time to begin investing the Portfolio's assets. The Portfolio's commencement happened to fall right in the middle of a great deal of uncertainty and speculation about what action Federal Reserve Chairman Alan Greenspan would take regarding monetary policy. Because of that speculation, along with specific comments made by Greenspan suggesting the "irrational exuberance" of investors could be causing market valuations to be overinflated, some of the higher yielding sectors of the fixed income market came under some pressure. The resulting uncertainty in the marketplace caused spreads to widen in both the high-yield and EMD sectors, as well as, to some degree, in the corporate sector. This provided opportunities to make new investments in these sectors at slightly wider yield spreads than were available earlier in the year.

     Yield spreads have since narrowed, but only after providing excellent start-up opportunities for the Portfolio, and we believe the future continues to look favorable for the higher yielding sectors of the fixed income market. Looking forward, we continue to see an attractive investment opportunity in the EMD area, and we expect to be able to use not only sovereign debt but also corporate debt to seek additional investment return.

PLEASE COMMENT, GENERALLY, ON THE ECONOMIC CONDITIONS IN THE U.S. AND THE EFFECTS THE FEDERAL RESERVE'S MARCH 25 INCREASE IN INTEREST RATES HAD ON GLOBAL BOND MARKETS. ALSO, SINCE THE FED DID NOT INCREASE RATES AT ITS LAST FEDERAL OPEN MARKET COMMITTEE (FOMC) MEETING ON MAY 21, DOES THIS MEAN FURTHER TIGHTENING WILL NOT OCCUR?

MES: At the March 25 FOMC meeting, the Federal Reserve raised interest rates on the short end of the yield curve by about 25 basis points. Market concerns regarding the potential for additional rate increases resulted in a temporary widening of yield spreads.

     Then, over the ensuing six weeks, the market became more confident that a near-term slowing in the underlying economy would take place. As a consequence, the markets believed and still expect that the nature of any Fed tightening will either be deferred or perhaps limited to a 25 basis point increase. As a result, yield spreads have narrowed significantly and long-term interest rates have declined.

     Now, OUR expectation is that any slow down in the economy will be temporary and that we will see a resurgence in growth, perhaps later in the year. Also, because income and wages have continued to rise, we think there may be a need for further Fed action later in the year, culminating with perhaps an additional 50 basis points of Fed tightening.

     That kind of backdrop should be favorable for most of the markets in which the Portfolio invests. For example, the U.S. mortgage sector, being sensitive to prepayment risk, would benefit from a further increase in interest rates, as higher rates usually translate into slower prepayments. We think the mortgage sector, for one, should fare well going forward given the scenario we expect to unfold in the U.S. We also believe that emerging markets will perform well in the future environment we expect, predominately driven by the incremental yield spread available as well as the availability of corporate debt in that market.

ANOTHER RELEVANT TOPIC IS THE APPROACHING EVENTUALITY OF A EUROPEAN ECONOMIC & MONETARY UNION (EMU). COULD YOU BRIEFLY EXPLAIN TO SHAREHOLDERS WHAT EMU IS AND WHY IT IS RELEVANT TO THEM AS GLOBAL BOND INVESTORS.

MES: It is expected that a number of European countries will share a common currency after 1999 -- and therefore a common monetary policy (monetary union) -- rather than operate within a system of individual national currencies. If this happens, it means the economies within that union are likely to become more like one another. Although long-term interest rates would continue to be different country by country, short-term interest rates of these converging countries should be very close to the same level. Inflation would also be virtually the same across the European region. This progress toward EMU has had a dramatic influence on the bond markets and will obviously have some impact on the strategy. EMU will reduce the opportunity to effectively trade among the European countries, which has historically been the definition of the international trading opportunities. With a single currency, there would be a single large bond market, instead of the smaller, separate markets that currently exist.

     We also expect the size of this single large bond market to create a currency that many issuers will seek to access. As a consequence, we expect there to be greater issuance of yield oriented securities into the European market, creating a market more similar to the U.S. bond market. Historically, the U.S. has been the only fixed income market with a significant nongovernment sector, with domestic and international corporations having the ability to obtain funding. The U.S. has also had a significant mortgage sector.

Going forward, we think there is a great opportunity that the single European currency will produce a similar market. We are therefore preparing now to take advantage of that development by enhancing the global credit resources that will be required to successfully participate in this new single-currency market.

THE FUND HAS OUTPERFORMED ITS BENCHMARK, THE LEHMAN BROTHERS AGGREGATE BOND INDEX, SINCE INCEPTION. WHAT WERE SOME OF THE REASONS FOR THE FUND'S OUTPERFORMANCE?

MES: As we mentioned earlier, the Portfolio was initially invested at an opportune time. Uncertainty that existed in the marketplace during March caused spreads to widen in both the high-yield and EMD sectors, as well as, to some degree, the corporate sector. This provided opportunities to make new investments in these sectors at slightly wider yield spreads than were available earlier in the year. In addition, after initial investments were made, the mortgage and EMD sectors continued to perform well. Because the benchmark has a much lower allocation to such sectors, the Fund fared better over this period.

IN GENERAL, WHAT KIND OF INVESTMENT ENVIRONMENT DO YOU SEE DEVELOPING IN INTERNATIONAL MARKETS FOR THE REMAINDER OF 1997? HOW DO YOU FORESEE THE PORTFOLIO WILL BE ALLOCATED GIVEN YOUR EXPECTED SCENARIO?

MES: Our expectation is that there will be a time during the course of the year when we will want to reduce the Portfolio's allocation to the developed international markets. While the Portfolio allows for a 25% strategic allocation to this sector, we also have the flexibility to decrease this allocation if we see fit. Conceivably we would move in that direction should the relative opportunity between the U.S. and Europe shift. Right now, however, international markets are somewhat uncertain. There are economic factors that suggest growth is materializing in Europe, and expectations about interest rates increasing in Japan. So our flexibility in being able to shift the Portfolio's weightings will be key to us as conditions evolve.

     Also, as I believe we already mentioned, while we would expect that monetary tightening (rate increases) will probably continue in the U.S. during the course of this year, we expect to overweight the mortgage sector going forward. We also think that emerging markets are well suited to perform as well in the future environment.

Fund facts

INVESTMENT OBJECTIVE

The JPM Institutional Global Strategic Income Fund's investment objective is high total return from a portfolio of fixed income securities of foreign and domestic issuers. It is designed for investors who seek exposure to high-yielding, international and emerging debt markets in their investment portfolios. The Portfolio's benchmark is The Lehman Brothers Aggregate Bond Index.

-----------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
03/17/97

-----------------------------------------------------------------------------
NET ASSETS AS OF 04/30/97
$57,934,464

-----------------------------------------------------------------------------
DIVIDEND PAYABLE DATE
MONTHLY

-----------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/19/97

EXPENSE RATIO
The Fund's annual expense ratio of 0.65% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.

Fund highlights
ALL DATA AS OF APRIL 30, 1997

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[PIE CHART]

[EDGAR REPRESENTATION OF DATA IN PIE CHART]

SHORT-TERM INVESTMENTS                 30.8%

CORPORATE OBLIGATIONS                  20.4%

U.S. AGENCY OBLIGATIONS                20.1%

SOVEREIGN BONDS                        11.3%

CMOs AND ASSET-BACKED SECURITIES        8.5%

FOREIGN GOVERNMENT OBLIGATIONS          4.7%

PRIVATE PLACEMENTS - REAL ESTATE        4.0%

CONVERTIBLE BONDS                       0.2%

30-DAY SEC YIELD
6.40%

DURATION
4.61 years

FUNDS DISTRIBUTOR, INC. IS THE DISTRIBUTOR FOR THE JPM INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND (THE "FUND").

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN")SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND CAN FLUCTUATE, SO AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees, assume the reinvestment of Fund distributions, and reflect the reimbursement of Fund and Portfolio expenses as described in the Prospectus. Had expenses not been subsidized, returns would have been lower. The Fund invests all of its investable assets in The Global Strategic Income Portfolio (the "Portfolio"), a separately registered investment company which is not available to the public but only to other collective investment vehicles such as the Fund. The Portfolio may invest in below-investment-grade debt obligations and foreign securities which are subject to special risks; prospective investors should refer to the Fund's Prospectus for a discussion of these risks.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 766-7722.

THE JPM INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investment in The Global Strategic Income
  Portfolio ("Portfolio"), at value                $58,166,752
Deferred Organization Expenses                          35,405
Receivable for Expense Reimbursements                   20,169
                                                   -----------
    Total Assets                                    58,222,326
                                                   -----------

LIABILITIES
Dividends Payable to Shareholders                      237,804
Organization Expenses Payable                           26,639
Shareholder Servicing Fee Payable                        4,449
Administrative Services Fee Payable                      1,385
Accrued Trustees' Fees and Expenses                        297
Administration Fee Payable                                 202
Fund Services Fee Payable                                   29
Accrued Expenses                                        17,057
                                                   -----------
    Total Liabilities                                  287,862
                                                   -----------
NET ASSETS
Applicable to 5,799,461 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $57,934,464
                                                   -----------
                                                   -----------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $9.99
                                                          ----
                                                          ----

ANALYSIS OF NET ASSETS
Paid-in Capital                                    $57,839,122
Undistributed Net Investment Income                     39,919
Accumulated Net Realized Loss on Investment and
  Foreign Currency Transactions                       (120,361)
Net Unrealized Appreciation of Investment and
  Foreign Currency Translations                        175,784
                                                   -----------
    Net Assets                                     $57,934,464
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD MARCH 17, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                    $454,031
Allocated Portfolio Expenses (Net of
  Reimbursement of $15,368)                                   (41,031)
                                                             --------
    Net Investment Income Allocated from
      Portfolio                                               413,000

FUND EXPENSES
Registration Fees                                  $11,850
Shareholder Servicing Fee                            6,312
Printing Expenses                                    2,856
Professional Fees                                    2,390
Transfer Agent Fees                                  2,253
Administrative Services Fee                          1,968
Amortization of Organization Expenses                  895
Trustees' Fees and Expenses                            344
Administration Fee                                     202
Fund Services Fee                                       83
Insurance Expense                                       13
Miscellaneous                                          522
                                                   -------
    Total Fund Expenses                             29,688
Less: Reimbursement of Expenses                    (29,688)
                                                   -------

NET FUND EXPENSES                                                  --
                                                             --------
NET INVESTMENT INCOME                                         413,000

NET REALIZED LOSS ON INVESTMENT AND FOREIGN
  CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIO             (120,361)

NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT AND FOREIGN CURRENCY TRANSLATIONS
  ALLOCATED FROM PORTFOLIO                                    175,784
                                                             --------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $468,423
                                                             --------
                                                             --------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                    MARCH 17, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                    APRIL 30, 1997
                                                   ----------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $       413,000
Net Realized Loss on Investment and Foreign
  Currency Transactions Allocated from Portfolio          (120,361)
Net Change in Unrealized Appreciation of
  Investment and Foreign Currency Translations
  Allocated from Portfolio                                 175,784
                                                   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                           468,423
                                                   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                     (373,081)
                                                   ----------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold        57,603,845
Reinvestment of Dividends                                  135,277
                                                   ----------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                               57,739,122
                                                   ----------------
    Total Increase in Net Assets                        57,834,464

NET ASSETS
Beginning of Period                                        100,000
                                                   ----------------
End of Period (including undistributed net
  investment income of $39,919)                    $    57,934,464
                                                   ----------------
                                                   ----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period is as follows:

                                                    FOR THE PERIOD
                                                    MARCH 17, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                    APRIL 30, 1997
                                                   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD               $         10.00
                                                   ----------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                         0.08
Net Realized and Unrealized Loss on Investment
  and Foreign Currency                                       (0.02)
                                                   ----------------
Total from Investment Operations                              0.06
                                                   ----------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                        (0.07)
                                                   ----------------

NET ASSET VALUE, END OF PERIOD                     $          9.99
                                                   ----------------
                                                   ----------------
Total Return                                                  0.61%(a)
                                                   ----------------
                                                   ----------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)           $        57,934
Ratios to Average Net Assets
  Expenses                                                    0.65%(b)
  Net Investment Income                                       6.54%(b)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                     0.71%(b)

------------------------
(a) Not annualized.

(b) Annualized

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Institutional Global Strategic Income Fund (the "Fund") is a separate series of The JPM Institutional Funds, a Massachusetts business trust (the "Trust") which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on March 17, 1997.

The Fund invests all of its investable assets in The Global Strategic Income Portfolio (the "Portfolio"), a no-load, diversified, open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at April 30, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)Substantially all the Fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gain, if any, are declared and paid annually.

    d)The Fund incurred organization expenses in the amount of $36,300. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

    e)The Fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    f)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

THE JPM INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Trust has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust, The JPM Pierpont Funds, the Portfolio and the other portfolios (the "Master Portfolios") in which the Trust and The JPM Pierpont Funds invest (the "Master Portfolios"), JPM Series Trust and JPM Series Trust II. For the period from March 17, 1997 (commencement of operations) to April 30, 1997, the fee for these services amounted to $202.

    b)The Trust, on behalf of the Fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust, The JPM Pierpont Funds, the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the period March 17, 1997 through April 30, 1997, the fee for these services amounted to $1,968.

      In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.65% of the average daily net assets of the Fund through November 30, 1997. For the period from March 17, 1997 (commencement of operations) through April 30, 1997, Morgan has agreed to reimburse the Fund $29,688 for expenses that exceeded this limit.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Fund. For the period from March 17, 1997 (commencement of operations) to April 30, 1997, the fee for these services amounted to $6,312.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $83 for the period from March 17, 1997 (commencement of operations) to April 30, 1997.

THE JPM INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the Trust, The JPM Pierpont Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $20.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                    FOR THE PERIOD
                                                    MARCH 17, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                    APRIL 30, 1997
                                                     (UNAUDITED)
                                                   ----------------
Shares of beneficial interest sold...............        5,785,920
Reinvestment of dividends........................           13,541
                                                   ----------------
Net Increase.....................................        5,799,461
                                                   ----------------
                                                   ----------------

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund and Portfolio.

The Global Strategic Income Portfolio
Semi-Annual Report April 30, 1997
(unaudited)

(The following pages should be read in conjunction with The JPM Institutional Global Strategic Income Fund
Semi-Annual Financial Statements)

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                           MOODY'S/S&P
     AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
----------------    -------------------------------------------------  ------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES (11.4%)
FINANCIAL SERVICES (11.4%)
$     25,000,000    Credit Suisse First Boston Mortgage Securities
                      Corp, Remic:I/O, CSTR, Series 97-2, Class X,
                      (144A), 1.04% due 06/25/20.....................     NR/AAA      $     992,187
       2,000,000    First Chicago/Lennar Trust I, Series 97-D, 8.11%
                      due 04/13/39...................................     NR/NR           1,860,625
       2,047,851    Merrill Lynch Mortgage Investors, Inc., Series
                      95-C2, Class E, 7.98% due 06/15/21.............     Ba3/NR          2,021,454
       2,000,000    Morgan Stanley Capital I, Series 97-1, Class F,
                      (144A), 6.85% due 02/15/20.....................     Ba2/NR          1,753,020
                                                                                      -------------
                        TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS AND
                          ASSET BACKED SECURITIES (COST
                          $6,588,549)................................                     6,627,286
                                                                                      -------------

CONVERTIBLE BONDS (0.2%)
RETAIL (0.2%)
         150,000    Corporate Express Inc., 4.50% due 07/01/00 (cost
                      $127,217)......................................      B3/B             128,062
                                                                                      -------------

CORPORATE OBLIGATIONS (19.5%)
BANKING (0.9%)
         500,000    Union Bank of Switzerland - New York Branch,
                      7.25% due 07/15/06.............................     Aa1/AA            499,000
                                                                                      -------------

BROADCASTING & PUBLISHING (2.5%)
         500,000    Cablevision Systems Corp., 10.50% due 05/15/16...      B2/B             505,625
         500,000    Lenfest Communications Inc., 10.50% due
                      06/15/06.......................................     B2/BB-            518,750
         500,000    TCI Communications Inc., 7.875% due 02/15/26.....    Ba1/BBB-           440,640
                                                                                      -------------
                                                                                          1,465,015
                                                                                      -------------

BUILDING MATERIALS (0.5%)
         300,000    USG Corp., 8.50% due 08/01/05....................    Ba2/BB+            304,125
                                                                                      -------------

ELECTRIC (0.9%)
         500,000    Commonwealth Edison Co., Series 85, 7.375% due
                      09/15/02.......................................    Baa2/BBB           499,225
                                                                                      -------------

ELECTRONICS (0.9%)
         371,685    LG Electronics Inc./Zenith Electronics, 9.06% due
                      04/02/07.......................................     NR/NR             374,383
         120,982    LG Electronics Inc./Zenith Electronics, 9.09% due
                      04/02/07.......................................     NR/NR             122,020
                                                                                      -------------
                                                                                            496,403
                                                                                      -------------

ENTERTAINMENT, LEISURE & MEDIA (0.3%)
         175,000    Jacor Communications Co., 9.75% due 12/15/06.....      B2/B             178,062
                                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                           MOODY'S/S&P
     AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
----------------    -------------------------------------------------  ------------   -------------
FINANCIAL SERVICES (3.6%)
$        500,000    Aames Financial Corp., 9.125% due 11/01/03.......    Ba3/BB-      $     473,750
         500,000    Bank Boston Capital Trust II, Series B, 7.75% due
                      12/15/26.......................................    Baa1/BBB           466,970
         500,000    Montell America Finance Corp., (144A), 7.60% due
                      03/15/07.......................................    Baa2/BBB           500,000
         150,000    Sun World International, Inc., (144A), 11.25% due
                      04/15/04.......................................     NR/NR             152,250
         500,000    Termoemcali Funding Corp., (144A), 10.125% due
                      12/15/14.......................................    NR/BBB-            521,875
                                                                                      -------------
                                                                                          2,114,845
                                                                                      -------------

HEALTH SERVICES (1.4%)
         300,000    Mariner Health Group, Inc., Series B, 9.50% due
                      04/01/06.......................................      B2/B             291,750
         500,000    Tenet Healthcare Corp., 10.125% due 03/01/05.....     Ba3/B+            537,500
                                                                                      -------------
                                                                                            829,250
                                                                                      -------------

MANUFACTURING (0.4%)
         200,000    Collins & Aikman Products Co., 11.50% due
                      04/15/06.......................................      B3/B             220,000
                                                                                      -------------

METALS & MINING (1.4%)
         180,000    AK Steel Corp., 9.125% due 12/15/06..............    Ba2/BB-            178,425
         200,000    Oregon Steel Mills, Inc., 11.00% due 06/15/03....     B1/BB             216,000
         400,000    Ryerson Tull, Inc., 8.50% due 07/15/01...........     Ba1/BB            406,500
                                                                                      -------------
                                                                                            800,925
                                                                                      -------------

NATURAL GAS (1.7%)
         500,000    Lasmo (USA) Inc., 7.50% due 06/30/06.............    Baa2/BBB           503,280
         500,000    Lomak Petroleum, Inc., 8.75% due 01/15/07........      B1/B             476,250
                                                                                      -------------
                                                                                            979,530
                                                                                      -------------

OIL-PRODUCTION (0.9%)
         500,000    Plains Resources, Inc., Series B, 10.25% due
                      03/15/06.......................................     B2/B-             517,500
                                                                                      -------------

POLLUTION CONTROL (0.4%)
         200,000    Allied Waste North America, Inc., (144A), 10.25%
                      due 12/01/06...................................     B3/B+             210,250
                                                                                      -------------

TELECOMMUNICATION SERVICES (1.3%)
         325,000    McLeod, Inc., (144A), 0.00%* due 03/01/07........     B3/NR             183,219
         500,000    Paging Network Inc., 10.00% due 10/15/08.........      B2/B             441,250
         215,000    Teleport Communications Group, 0.00%* due
                      07/01/07.......................................      B1/B             147,275
                                                                                      -------------
                                                                                            771,744
                                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                           MOODY'S/S&P
     AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
----------------    -------------------------------------------------  ------------   -------------
TELECOMMUNICATIONS (0.3%)
$        150,000    Qwest Communications International, Inc., (144A),
                      10.875% due 04/01/07...........................     NR/NR       $     153,000
                                                                                      -------------

TELEPHONE (1.7%)
         500,000    GTE Corp., 7.90% due 02/01/27....................      A3/A             493,565
         500,000    US West Capital Funding Inc., 7.30% due
                      01/15/07.......................................   Baa1/BBB+           494,910
                                                                                      -------------
                                                                                            988,475
                                                                                      -------------

TRANSPORTATION (0.4%)
         200,000    Atlantic Express Transportation Corp., (144A),
                      10.75% due 02/01/04............................      B2/B             205,000
                                                                                      -------------
                        TOTAL CORPORATE OBLIGATIONS (COST
                          $11,351,655)...............................                    11,232,349
                                                                                      -------------

FOREIGN CORPORATE OBLIGATIONS (7.9%)
CANADA (1.4%)
                    Forest Products & Paper
         500,000      Canadian Pacific Forest Products Ltd., 9.25%
                       due 06/15/02..................................     Ba1/NR            516,455
         300,000      Gulf Canada Resources Ltd., 8.25% due
                       03/15/17......................................    Ba1/BB+            294,750
                                                                                      -------------
                                                                                            811,205
                                                                                      -------------

CHINA (0.8%)
                    Banking
         500,000      State Development Bank of China, 7.375% due
                       02/01/07......................................     A3/BBB            491,355
                                                                                      -------------

MEXICO (2.3%)
                    Metals & Mining
         500,000      Altos Hornos de Mexico S.A., (144A), 11.375%
                       due 04/30/02..................................     NR/NR             508,750
                    Forest Products & Paper
         800,000      Copamex Industrias SA DE CV, (144A), 11.375%
                       due 04/30/04..................................     B1/NR             821,000
                                                                                      -------------
                                                                                          1,329,750
                                                                                      -------------

NETHERLANDS (1.8%)
                    Financial Services
       1,000,000      Matahari International Finance Co. BV, (144A),
                       11.25% due 03/15/01...........................     NR/NR           1,057,500
                                                                                      -------------

SOUTH KOREA (0.8%)
                    Banking
         500,000      Korea Development Bank, 6.75% due 12/01/05.....     A1/AA-            475,915
                                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                           MOODY'S/S&P
     AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
----------------    -------------------------------------------------  ------------   -------------
THAILAND (0.8%)
                    Banking
$        500,000      Bangkok Bank Public Co. Ltd., (144A), 7.25% due
                       09/15/05......................................    A3/BBB+      $     479,060
                                                                                      -------------
                        TOTAL FOREIGN CORPORATE OBLIGATIONS (COST
                          $4,597,778)................................                     4,644,785
                                                                                      -------------

GOVERNMENT OBLIGATIONS (6.4%)
AUSTRALIA (0.3%)
                    Government of Australia
   AUD    71,000      Series 101, 8.75% due 01/15/01.................     NR/AAA             58,630
   AUD   110,000      Series 206, 10.00% due 02/15/06................     NR/AAA             97,869
                                                                                      -------------
                                                                                            156,499
                                                                                      -------------

BELGIUM (0.3%)
                    Kingdom of Belgium
  BEF  2,000,000      Series 24, 7.00% due 05/15/06..................     Aa1/NR             60,588
  BEF  3,000,000      Series 7, 9.00% due 06/27/01...................     Aa1/NR             97,752
                                                                                      -------------
                                                                                            158,340
                                                                                      -------------

CANADA (1.2%)
   USD   500,000    Province of Quebec, 7.00% due 01/30/07...........     A2/A+             486,310
                    Government of Canada
   CAD   191,000      7.00% due 12/01/06.............................    Aa1/AAA            140,275
   CAD    56,000      Series A77, 8.50% due 03/01/00.................    Aa1/AAA             43,265
                                                                                      -------------
                                                                                            669,850
                                                                                      -------------

FRANCE (0.6%)
                    Government of France
  FRF  1,280,000      7.50% due 04/25/05.............................     Aaa/NR            247,343
  FRF    620,000      9.50% due 01/25/01.............................     Aaa/NR            124,640
                                                                                      -------------
                                                                                            371,983
                                                                                      -------------

GERMANY (0.7%)
   DEM   300,000    Federal Republic of Germany, Series 92, 8.00% due
                      07/22/02.......................................     Aaa/NR            197,602
   DEM   339,000    Germany Unity Fund, 8.00% due 01/21/02...........     NR/NR             222,096
                                                                                      -------------
                                                                                            419,698
                                                                                      -------------

ITALY (0.3%)
 ITL 320,000,000    Republic of Italy, 9.00% due 10/01/03............    Aa3/AAA            201,248
                                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                           MOODY'S/S&P
     AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
----------------    -------------------------------------------------  ------------   -------------
JAPAN (1.4%)
                    Government of Japan
 JPY  24,200,000      Series 144, 6.00% due 12/20/01.................     Aaa/NR      $     227,565
 JPY  25,800,000      Series 164, 4.10% due 12/22/03.................     Aaa/NR            227,994
 JPY  40,300,000      Series 187, 3.30% due 06/20/06.................     Aaa/NR            338,315
                                                                                      -------------
                                                                                            793,874
                                                                                      -------------

NETHERLANDS (0.4%)
                    Government of the Netherlands
   NLG   137,000      Series 1&2, 6.00% due 01/15/06.................     NR/NR              72,069
   NLG   226,000      Series 1-3, 8.50% due 03/15/01.................     NR/NR             132,193
                                                                                      -------------
                                                                                            204,262
                                                                                      -------------

SPAIN (0.2%)
  ESP 14,600,000    Government of Spain, 10.50% due 10/30/03.........     Aa2/NR            121,308
                                                                                      -------------

SWEDEN (0.2%)
  SEK    700,000    Kingdom of Sweden, Series 1030, 13.00% due
                      06/15/01.......................................     Aa1/NR            111,364
                                                                                      -------------

UNITED KINGDOM (0.8%)
                    Treasury Gilt
  GBP     73,000      7.00% due 11/06/01.............................     Aaa/NR            117,894
  GBP    210,000      7.50% due 12/07/06.............................     Aaa/NR            338,297
                                                                                      -------------
                                                                                            456,191
                                                                                      -------------
                        TOTAL GOVERNMENT OBLIGATIONS (COST
                          $3,713,378)................................                     3,664,617
                                                                                      -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (26.9%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION
$      6,060,000    TBA May, 7.50% due 12/01/99......................                     6,027,806
       9,500,000    TBA May, 8.00% due 01/01/99......................                     9,648,437
                                                                                      -------------
                        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                          (COST $15,551,994).........................                    15,676,243
                                                                                      -------------

PRIVATE PLACEMENT (5.3%)
REAL ESTATE (5.3%)
         650,000    3512 Oxford Avenue (1st Mortgage Agreement on
                      Cooperative Building in Riverdale, New York),
                      8.45% due 04/01/17.............................     NR/NR             662,188
         650,000    3810 Greystone Avenue (1st Mortgage Agreement on
                      Cooperative Building in Riverdale, New York),
                      8.45% due 04/01/17.............................     NR/NR             654,947
         825,000    421 West 57th Street (1st Mortgage Agreement on
                      Coop Building in New York City), 8.98% due
                      05/01/22.......................................     NR/NR             825,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL                                                           MOODY'S/S&P
     AMOUNT                       SECURITY DESCRIPTION                    RATING          VALUE
----------------    -------------------------------------------------  ------------   -------------
REAL ESTATE (CONTINUED)
$        933,000    Crystal River Mobile Home Park, Florida, 8.75%
                      due 11/01/02...................................     NR/NR       $     953,965
                                                                                      -------------
                        TOTAL PRIVATE PLACEMENT (COST $3,058,000)....                     3,096,100
                                                                                      -------------

SOVEREIGN BONDS (15.1%)
ARGENTINA (3.7%)
       2,328,000    Republic of Argentina FRB, 6.75% due 03/31/05....     B1/BB           2,135,940
                                                                                      -------------

BRAZIL (3.5%)
       2,689,560    Republic of Brazil, C Bonds, 8.00%* due
                      04/15/14.......................................     B1/BB-          2,037,342
                                                                                      -------------

ECUADOR (0.9%)
         500,000    Republic of Ecuador FRN, (144A), 10.813% due
                      04/25/04.......................................     NR/NR             506,250
                                                                                      -------------

MEXICO (1.7%)
       1,000,000    United Mexican States, (144A), 7.625% due
                      08/06/01.......................................   Baa3/BBB-         1,012,500
                                                                                      -------------

POLAND (0.8%)
         600,000    Government of Poland PDI, 4.00%* due 10/27/14....   Baa3/BBB-           488,280
                                                                                      -------------

RUSSIA (1.5%)
       1,500,000    Russia Principal Loan**..........................     NR/NR             873,750
                                                                                      -------------

VENEZUELA (3.0%)
       2,000,000    Republic of Venezuela DCB Series DL, FRN, 6.50%
                      due 12/18/07...................................     Ba2/NR          1,767,600
                                                                                      -------------
                        TOTAL SOVEREIGN BONDS (COST $8,798,812)......                     8,821,662
                                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

   PRINCIPAL
    AMOUNT                       SECURITY DESCRIPTION                     VALUE
---------------    -------------------------------------------------  -------------
SHORT-TERM INVESTMENTS (41.3%)
RUSSIA (1.6%)
$     1,000,000    Russia Treasury Bills, due 10/27/97..............  $     938,665
                                                                      -------------

REPURCHASE AGREEMENT (39.7%)
 (s) 23,085,000    State Street Bank and Trust Co., 5.00% dated
                     4/30/97 due 5/01/97, proceeds $23,088,206
                     (collateralized by $15,955,000 U.S. Treasury
                     Notes, 4.75% due 10/31/98, valued at
                     $15,633,407; $1,320,000 U.S. Treasury Notes,
                     5.00% due 2/15/99, valued at $1,292,981;
                     $3,325,000 U.S. Treasury Notes, 6.125% due
                     7/13/00, valued at $3,293,309; $1,475,000 U.S.
                     Treasury Notes, 12.00% due 8/15/13, valued at
                     $1,808,949; $455,000 U.S. Treasury Notes,
                     8.125% due 8/15/21, valued at $509,884;
                     $675,000 U.S. Treasury Notes, 7.50% due
                     11/15/24, valued at $711,703) (cost
                     $23,085,000)...................................     23,085,000
                                                                      -------------
                       TOTAL SHORT-TERM INVESTMENTS (COST
                        $24,022,006)................................     24,023,665
                                                                      -------------
                   TOTAL INVESTMENTS (COST $77,809,389) (134.0%)....     77,914,769
                   LIABILITIES IN EXCESS OF OTHER ASSETS (-34.0%)...    (19,748,007)
                                                                      -------------
                   NET ASSETS (100.0%)..............................  $  58,166,762
                                                                      -------------
                                                                      -------------

------------------------------
Note: Based on the cost of investments of $77,809,389 for Federal Income Tax Purposes at April 30, 1997, the aggregate gross unrealized appreciation and depreciation was $407,515 and $302,135, respectively, resulting in net unrealized appreciation of $105,380.

(s) $16,510,000 par segregated as collateral for TBA securities.

Abbreviations:

* Rate shown reflects current rate on variable rate instrument or instrument with step coupon rates.

** When and If issued securities.

144A - Securities restricted for resale to Qualified Institutional Buyers.

TBA - Securities purchased (sold) on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement.

C - Debt instrument with a fixed interest rate that pays a portion in interest and a portion capitalizes increasing the principal.

CSTR - Collateral Strip Rate.

DCB - Debt Conversion Bond - noncollateralized floating rate instrument that previously allowed the holder to convert the debt at a specific time.

FRB - Floating Rate Bond.

FRN - Floating Rate Note.

I/O - Interest Only.

NR - Not Rated.

PDI - Debt instrument created from past due interest on previous Brady Bond plans.

Remic - Real Estate Mortgage Investment Conduit

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $77,809,389 )           $77,914,769
Cash                                                     3,240
Foreign Currency at Value (Cost $27,681 )               27,481
Receivable for Investments Sold                      2,963,797
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                   111,349
Interest Receivable                                    537,913
Deferred Organization Expenses                          17,264
Receivable for Expense Reimbursement                     9,864
                                                   -----------
    Total Assets                                    81,585,677
                                                   -----------

LIABILITIES
Payable for Investments Purchased                   23,318,187
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                    38,273
Advisory Fee Payable                                    20,100
Organization Expenses Payable                           14,200
Custody Fee Payable                                     13,984
Administrative Services Fee Payable                      1,391
Administration Fee Payable                                 156
Fund Services Fee Payable                                   29
Accrued Trustees' Fees and Expenses                        296
Accrued Expenses                                        12,299
                                                   -----------
    Total Liabilities                               23,418,915
                                                   -----------
NET ASSETS
Applicable to Investors' Beneficial Interests      $58,166,762
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD FROM MARCH 17, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30,
1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                $454,031

EXPENSES
Advisory Fee                                       $  28,495
Custodian Fees and Expenses                           13,984
Professional Fees and Expenses                         9,504
Administrative Services Fee                            1,974
Printing Expenses                                      1,441
Amortization of Organization Expense                     436
Trustees' Fees and Expenses                              344
Administration Fee                                       156
Fund Services Fee                                         83
Insurance Expense                                         13
Miscellaneous                                             98
                                                   ---------
    Total Expenses                                    56,528
Less: Reimbursement of Expenses                      (15,368)
                                                   ---------

NET EXPENSES                                                     41,160
                                                               --------
NET INVESTMENT INCOME                                           412,871

NET REALIZED LOSS ON
  Investment Transactions                           (104,651)
  Foreign Currency Transactions                      (15,710)
                                                   ---------
    Net Realized Loss                                          (120,361)

NET CHANGE IN UNREALIZED APPRECIATION OF
  Investments                                        105,380
  Foreign Currency Contracts and Translations         70,404
                                                   ---------
    Net Change in Unrealized Appreciation                       175,784
                                                               --------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $468,294
                                                               --------
                                                               --------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                    MARCH 17, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                    APRIL 30, 1997
                                                   ----------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $       412,871
Net Realized Loss on Investment and Foreign
  Currency Transactions                                   (120,361)
Net Change in Unrealized Appreciation of
  Investments and Foreign Currency Translations            175,784
                                                   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                           468,294
                                                   ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           57,603,845
Withdrawals                                                 (5,387)
                                                   ----------------
    Net Increase from Investors' Transactions           57,598,458
                                                   ----------------
    Total Increase in Net Assets                        58,066,752

NET ASSETS
Beginning of Period                                        100,010
                                                   ----------------
End of Period                                      $    58,166,762
                                                   ----------------
                                                   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA (UNAUDITED)
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                    MARCH 17, 1997
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                    APRIL 30, 1997
                                                   ----------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.65%(a)
  Net Investment Income                                       6.52%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                     0.24%(a)
Portfolio Turnover                                          104.17%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30,1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Global Strategic Income Portfolio (the "Portfolio"), is one of two subtrusts (portfolios) comprising Series Portfolio II. Series Portfolio II is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on January 9, 1997. The Portfolio commenced operations on March 17, 1997 and received a contribution of certain assets and liabilities including securities, with a value of $41,072,730 on that date from The JPM Institutional Global Strategic Income Fund in exchange for a beneficial interest in the Portfolio. The Portfolio's investment objective is to provide a high total return from a portfolio of fixed income securities of foreign and domestic issuers. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in emerging and international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market and foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The Portfolio values mortgage and asset-backed securities and other debt securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indications as to value from dealers and general market conditions. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. If such prices are not supplied by the Portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the Trustees. Such procedures may include the use of independent pricing services or affiliated advisor pricing, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; operating data and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method. The ability of issuers of mortgage and asset-backed securities, held by the Portfolio, to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage and asset-backed securities can be significantly affected by changes in interest rates, rapid principal payments including pre-payments.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30,1997
--------------------------------------------------------------------------------

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

      The Portfolio's custodian or designated subcustodians, as the case may be, under triparty repurchase agreements takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts stated in foreign currencies are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio may enter into forward and spot foreign currency contracts in order to hedge exposure by managing foreign currency exchange risk and enhancing returns on foreign portfolio holdings or to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees. The change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward and spot foreign currency contracts until terminated, at which time realized

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30,1997
--------------------------------------------------------------------------------

      foreign currency gains and losses are recognized. At April 30, 1997, the Portfolio had open forward foreign currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                              U.S. DOLLAR   NET UNREALIZED
                                                    COST/      VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                 PROCEEDS     4/30/97     (DEPRECIATION)
-------------------------------------------------  --------   -----------   --------------
Australian Dollar 132,417 expiring 07/28/97......  $102,756   $  103,409    $         653
Belgian Franc 5,970,917 expiring 07/28/97........   170,598      168,301           (2,297)
British Pound 243,095 expiring 07/28/97..........   396,975      393,653           (3,322)
Canadian Dollar 191,946 expiring 07/28/97........   138,086      138,167               81
French Franc 1,933,873 expiring 07/28/97.........   337,500      333,382           (4,118)
German Mark 946,490 expiring 07/28/97............   557,795      550,208           (7,587)
Italian Lira 350,580,000 expiring 07/28/97.......   205,637      204,350           (1,287)
Japanese Yen 97,985,221 expiring 07/28/97........   787,017      782,587           (4,430)
Netherland Guilder 401,121 expiring 07/28/97.....   210,011      207,276           (2,735)
Spanish Peseta 28,920,181 expiring 07/28/97......   200,417      198,173           (2,244)
Swedish Krona 947,681 expiring 07/28/97..........   124,400      121,288           (3,112)

SALES CONTRACTS
-------------------------------------------------
Australian Dollar 142,097 expiring 07/28/97......  $111,546   $  110,968    $         578
Australian Dollar 192,613 expiring 10/29/97......   149,617      150,452             (835)
Belgian Franc 5,970,917 expiring 07/28/97........   173,070      168,301            4,769
Belgian Franc 5,970,917 expiring 10/29/97........   171,820      169,479            2,341
British Pound 243,095 expiring 07/28/97..........   387,494      393,653           (6,159)
British Pound 290,279 expiring 10/29/97..........   472,750      469,374            3,376
Canadian Dollar 191,946 expiring 07/28/97........   140,312      138,167            2,145
Canadian Dollar 262,186 expiring 10/29/97........   189,688      189,777              (89)
French Franc 1,933,873 expiring 07/28/97.........   343,702      333,382           10,320
French Franc 2,250,453 expiring 10/29/97.........   394,919      390,479            4,440
German Mark 946,490 expiring 07/28/97............   567,124      550,208           16,916
German Mark 819,624 expiring 10/29/97............   486,236      479,833            6,403
Italian Lira 350,580,000 expiring 07/28/97.......   206,817      204,349            2,468
Italian Lira 337,580,000 expiring 10/29/97.......   197,654      196,482            1,172
Japanese Yen 97,985,221 expiring 07/28/97........   812,161      782,587           29,574
Japanese Yen 112,198,826 expiring 10/29/97.......   914,479      908,778            5,701
Netherlands Guilder 401,121 expiring 07/28/97....   213,669      207,276            6,393
Netherlands Guilder 401,121 expiring 10/29/97....   211,496      208,729            2,767
Spanish Peseta 28,920,181 expiring 07/28/97......   201,328      198,173            3,155
Spanish Peseta 28,920,181 expiring 10/28/97......   200,751      198,574            2,177
Swedish Krona 947,681 expiring 07/28/97..........   124,042      121,288            2,754
Swedish Krona 947,681 expiring 10/28/97..........   124,915      121,807            3,108
                                                                            --------------
NET UNREALIZED APPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                           $      73,076
                                                                            --------------
                                                                            --------------

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30,1997
--------------------------------------------------------------------------------

    e)Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place will be fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation of movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. There were no futures transactions during the period from March 17, 1997 (commencement of operations) to April 30, 1997.

    f)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

    g)The Portfolio incurred organization expenses in the amount of $17,700. These costs were deferred and are being amortized on a straight-line basis over a five year period from the commencement of operations.

    h)The Portfolio may engage in swap transactions, specifically interest rate, currency, index and total return swaps. The Portfolio will use these transactions to preserve a return or spread on a particular investment or portion of its investments, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. An interest rate swap is an agreement between two parties to exchange interest payments on a specified amount ("the notional amount") for a specified period. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Risks associated with swap transactions include the ability of counterparties to meet the terms of their contracts, and the amount of the Portfolio's potential gain or loss on swap transaction is not subject to any fixed limit.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30,1997
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.45% of the Portfolio's average daily net assets. For the period from March 17, 1997 (commencement of operations) to April 30, 1997, this fee amounted to $28,495.

    b)The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the The JPM Pierpont Funds, The JPM Institutional Funds, the Portfolio and the other portfolios in which The JPM Pierpont Funds and The JPM Institutional Funds invest (the "Master Portfolios"), JPM Series Trust and JPM Series Trust II. For the period from March 17, 1997 (commencement of operations ) to April 30, 1997, the fee for these services amounted to $156.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that the net assets bear to the total net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, The JPM Pierpont Funds, The JPM Institutional Funds and JPM Series Trust. For the period from March 17, 1997 (commencement of operations) to April 30, 1997, the fee for these services amounted to $1,974.

      In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.65% of the average daily net assets of the Portfolio through November 30, 1997. For the period from March 17, 1997 (commencement of operations) to April 30, 1997, Morgan has agreed to reimburse the Portfolio $15,368 for expenses under this agreement.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $83 for the period from March 17, 1997 (commencement of operations) to April 30, 1997.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30,1997
--------------------------------------------------------------------------------

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $20.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period from March 17, 1997 (commencement of operations) to April 30, 1997 were as follows:

                                                     COST OF      PROCEEDS
                                                    PURCHASES    FROM SALES
                                                   -----------   -----------
U.S. Government and Agency Obligations...........  $47,137,635   $31,640,703
Corporate and Collateralized Mortgage
 Obligations.....................................   40,220,428     1,830,302
                                                   -----------   -----------
                                                   $87,358,063   $33,471,005
                                                   -----------   -----------
                                                   -----------   -----------

JPM INSTITUTIONAL PRIME MONEY MARKET FUND

JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND

JPM INSTITUTIONAL FEDERAL MONEY MARKET FUND

JPM INSTITUTIONAL SHORT TERM BOND FUND

JPM INSTITUTIONAL BOND FUND

JPM INSTITUTIONAL TAX EXEMPT BOND FUND

JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND

JPM INSTITUTIONAL SHARES: CALIFORNIA BOND FUND

JPM INSTITUTIONAL INTERNATIONAL BOND FUND

JPM INSTITUTIONAL GLOBAL STRATEGIC INCOME FUND

JPM INSTITUTIONAL DIVERSIFIED FUND

JPM INSTITUTIONAL U.S. EQUITY FUND

JPM INSTITUTIONAL DISCIPLINED EQUITY FUND

JPM INSTITUTIONAL U.S. SMALL COMPANY FUND

JPM INSTITUTIONAL INTERNATIONAL EQUITY FUND

JPM INSTITUTIONAL INTERNATIONAL OPPORTUNITIES FUND

JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND

JPM INSTITUTIONAL EUROPEAN EQUITY FUND

JPM INSTITUTIONAL JAPAN EQUITY FUND

JPM INSTITUTIONAL ASIA GROWTH FUND

FOR MORE INFORMATION ON THE JPM INSTITUTIONAL FAMILY OF FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT (800)766-7722.


The
JPM Institutional
Global Strategic
Income Fund

SEMI-ANNUAL REPORT
APRIL 30, 1997